Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
24.
ACCUMULATED OTHER COMPREHENSIVE INCOME

The changes in accumulated other comprehensive income by component, net of tax, were as follows:

	Foreign currency translation adjustments	Unrealized losses on available-for-sale debt securities	Total
	RMB	RMB	RMB
	(In thousands)
Balance at December 31, 2022	1,886,971	(23,517)	1,863,454
Other comprehensive loss before reclassification	(163,983)	(11,367)	(175,350)
Amounts reclassified from accumulated other comprehensive income	—	—	—
Net current-period other comprehensive loss	(163,983)	(11,367)	(175,350)
Other comprehensive income attributable to noncontrolling interests	(57)	—	(57)
Balance at December 31, 2023	1,722,931	(34,884)	1,688,047
Other comprehensive loss before reclassification	(133,922)	(8,899)	(142,821)
Amounts reclassified from accumulated other comprehensive income	—	6,393	6,393
Net current-period other comprehensive loss	(133,922)	(2,506)	(136,428)
Other comprehensive income attributable to noncontrolling interests	(611)	(485)	(1,096)
Balance at December 31, 2024	1,588,398	(37,875)	1,550,523
Other comprehensive loss before reclassification	(96,408)	(150,008)	(246,416)
Amounts reclassified from accumulated other comprehensive income	—	(58)	(58)
Net current-period other comprehensive loss	(96,408)	(150,066)	(246,474)
Other comprehensive income attributable to noncontrolling interests	603	890	1,493
Balance at December 31, 2025	1,492,593	(187,051)	1,305,542
Balance at December 31, 2025 in US$	213,438	(26,748)	186,690

The amounts reclassified out of accumulated other comprehensive income represent realized gains on the available-for-sale debt securities upon their maturity. The amounts reclassified were determined on the basis of specific identification.

Gains in the amount of RMB687.4 million, RMB529.5 million and losses in the amount of RMB510.8 million (US$73.0 million) on intracompany foreign currency transactions that are of a long-term-investment nature are included in the foreign currency translation adjustments for the years ended December 31, 2023, 2024 and 2025, respectively.